CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Income Statement [Abstract]
Net income	$ (15,317)	$ 494	$ 17,256	$ 1,706
Other comprehensive income / (loss), net of tax
Foreign currency translation adjustments	(62)	33	(185)	(709)
Unrecognized actuarial gain / (loss) on employee benefit plan obligations	(21)	(47)	12	(117)
Total other comprehensive loss, net of tax	(83)	(14)	(173)	(826)
Comprehensive income / (loss), net of tax	(15,400)	480	17,083	880
Less: Comprehensive income attributable to noncontrolling interests	(513)	71	180	139
Less: Comprehensive income attributable to redeemable noncontrolling interests	1		1,407
Total comprehensive income / (loss) attributable to shareholders’ of Aeries Technology, Inc.	$ (14,888)	$ 409	$ 15,496	$ 741